Note 7 - Debt (Details Textual)				6 Months Ended
	Apr. 23, 2019 USD ($)	Mar. 29, 2019 USD ($) shares	Jan. 28, 2019 USD ($)	Jun. 30, 2019 USD ($)
M/T Eco Marina Del Ray [Member] | Cargill International SA [Member]
Long-term Line of Credit, Total				$ 31,860,000
MT Nord Valiant and MT Eco California [Member] | BoComm Leasing [Member]
Long-term Line of Credit, Total				45,223,000
M/T Eco Bel Air and M/T Eco Beverly Hills [Member] | CMBFL Leasing [Member]
Long-term Line of Credit, Total				91,412,000
ABN Bank [Member]
Repayments of Lines of Credit				$ 18,550
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate				2.50%
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate				2.60%
Nord/ LB Bank [Member]
Long-term Line of Credit, Total				$ 273,917,000
Alpha Bank [Member] | M/T Stenaweco Elegance [Member]
Long-term Line of Credit, Total				1,500,000
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,500,000
Number of Consecutive Quarterly Installments	8
Debt Instrument, Periodic Payment, Total	$ 187,500
Alpha Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | M/T Stenaweco Elegance [Member]
Debt Instrument, Basis Spread on Variable Rate	4.25%
AT Bank Bridge Facility [Member]
Long-term Line of Credit, Total				$ 10,500,000
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,500,000
Line of Credit Facility, Commitment Fee Percentage			2.25%
AT Bank Bridge Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			6.00%
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Long-term Line of Credit, Total		$ 24,744,000
Accrued Liabilities, Total		$ 2,385,000
Stock Issued During Period, Shares, New Issues | shares		27,129